Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial assets:
Current derivative assets	$ 16,764	$ 15,070
Non-current derivative assets	12,080	14,378
Financial liabilities:
Current derivative liabilities	125
Carrying Amount | Recurring
Financial assets:
Cash and cash equivalents	63,124	47,579
Financial liabilities:
Long-term debt, current and non-current	1,016,569	1,062,647
Carrying Amount | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	16,764	15,070
Non-current derivative assets	12,080	14,378
Carrying Amount | Recurring | Foreign exchange forward contracts
Financial assets:
Current derivative assets	125
Financial liabilities:
Current derivative liabilities	125
Carrying Amount | Non-Recurring
Financial liabilities:
Non-current asset: Vessel	78,642
Fair Value | Recurring
Financial assets:
Cash and cash equivalents	63,124	47,579
Financial liabilities:
Long-term debt, current and non-current	988,589	1,035,740
Fair Value | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	16,764	15,070
Non-current derivative assets	12,080	$ 14,378
Fair Value | Recurring | Foreign exchange forward contracts
Financial liabilities:
Current derivative liabilities	125
Fair Value | Non-Recurring
Financial liabilities:
Non-current asset: Vessel	$ 78,642